Stockholders' Equity Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Stockholders' Equity Disclosure

NOTE 10 - STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 300,000,000 shares of common stock, par value $0.001.  During the year ended December 31, 2014, the Company:

•      authorized the issuance of 1,642,000 shares with an estimated fair value of $3,004,860 in connection with an asset acquisition. The Company issued 1,445,000 shares at closing (see Note 12).

•      authorized the issuance of 3,890,000 shares of its common stock for cash proceeds totaling $1,945,000. As of December 31, 2014, 3,790,000 of these shares were issued and 100,000 of these shares were unissued.

•      issued a total of 1,253,353 shares of common stock to various individuals and companies for services valued at $2,108,945. Of the total fair value, $24,750 has been recorded as a reduction to accounts payable, $37,042 is recorded as a prepaid expense and $2,047,153 was recognized as additional paid-in-capital and consulting expense for the excess of the fair value.  As of December 31, 2014, 7,853 of these shares were unissued. Additionally, the Company also canceled 50,000 shares previously issued for consulting services in 2012 for services valued at $4,000.

•      issued 602,958 shares of its common stock as payment for previously accrued legal fees. The estimated fair value of these shares totaled $816,524. Of the total fair value, $305,704 has been recorded as a reduction to accounts payable and $510,820 was recognized as additional paid-in-capital and professional fees expense for the excess of the fair value.

•      authorized the issuance of 338,000 shares of common stock valued at $680,700 to the Chief Executive Officer as compensation for services and bonus.

•      authorized the issuance of 20,000 shares of common stock valued at $29,000 to the former Chief Financial Officer as compensation for services.

•      authorized the issuance of 155,000 shares of common stock valued at $153,550 to various employees as compensation for services and bonus.

During the year ended December 31, 2015, the Company:

•      issued 1,100,000 shares of its common stock with a fair value of $300,000 as payment for previously accrued legal fees.

•      authorized the issuance of 7,000,000 shares of common stock valued at $1,610,000 for the purchase of a license agreement with HWW as described in Note 7.  See Note 14 “Subsequent Events” for more information on these shares.

•      authorized 14,206,080 shares of its common stock with a fair value of $2,622,128 to consultants, directors and other parties for services and as repayment of advances to the Company.  As of December 31, 2015, 635,000 of these shares were unissued.

•      authorized the issuance of 350,000 shares of its common stock for cash proceeds totaling $175,000.

•      authorized the issuance of 300,000 shares of its common stock valued at $75,000 for the Catalyst Acquisition.

•      authorized the issuance of 371,666 shares of common stock valued at $69,290 to employees for compensation and bonuses.